Borrowings and debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-Term Borrowings	$ 1,975,174	$ 1,062,223
Short-Term, Debt	45,930	10,500
Long-term, Borrowings	886,384	423,011
Long-term Debt	614,505	720,044
Borrowings and debt, net	3,518,446	2,211,567	$ 3,246,813	$ 4,312,170
Principal [member]
Short-Term Borrowings	1,975,174	1,062,223
Short-Term, Debt	45,930	10,500
Long-term, Borrowings	886,384	423,011
Long-term Debt	614,505	720,044
Borrowings and debt, net	3,521,993	2,215,778
Prepaid commissions [member]
Short-Term Borrowings	0	0
Short-Term, Debt	0	0
Long-term, Borrowings	(2,790)	(2,790)
Long-term Debt	(757)	(1,421)
Borrowings and debt, net	$ (3,547)	$ (4,211)